Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Taxes
Schedule of income tax expense

In € thousand	2022	2021	2020
Current income tax charge	(169)	(556)	(46)
Current income tax related to prior years	495	(143)	—
Current taxes	326	(699)	(46)
Deferred taxes	—	(10)	—
Income tax benefits / (expense)	326	(709)	(46)

Schedule of reconciliation of expected tax expense and reported tax expense

In € thousand	2022	2021	2020
Profit (Loss) before income tax	(253,390)	(410,327)	(188,381)
Income tax rate	27.55%	27.55%	27.55%
Expected income taxes on this	69,809	113,045	51,899
Effects deriving from differences to the expected tax rate	9	40	54
Taxes for prior years	495	(143)	—
Other non-deductible expenses and taxes	(59)	(66)	(238)
Changes in the realization of deferred tax assets	(76,356)	(67,465)	(22,371)
Other	6,428	(46,120)	(29,390)
Income tax as per consolidated statement of operations	326	(709)	(46)
Effective tax rate in %	0.1%	(0.2)%	0.0%

Schedule of deferred taxes

	Deferred tax assets		Deferred tax liabilities
In € thousand	12/31/2022	12/31/2021	12/31/2022	12/31/2021
Non-current assets	2,378	3,010	2,913	3,099
Intangible assets	2,341	2,995	—	—
Property, plant and equipment	37	15	2,903	3,088
Financial assets	—	—	10	11
Current assets	149	14	—	286
Inventories	123	11	—	—
Receivables and other assets	26	3	—	286
Non-current liabilities	446	645	—	167
Provisions	10	24	—	3
Liabilities	436	621	—	163
Current liabilities	138	222	208	631
Provisions	—	91	47	—
Liabilities	138	131	161	631
Loss carryforwards	—	282	—	—
Total value	3,111	4,173	3,121	4,183
Netting	(3,111)	(4,173)	(3,111)	(4,173)
Recognition in the consolidated statement of financial position	—	—	10	10

Schedule of tax attributes (gross)

In € thousand	12/31/2022	12/31/2021
Corporation tax loss carryforwards	661,501	388,980
Trade tax loss carryforwards	659,161	387,524
Interest carryforwards	15,348	15,846

Schedule of deductible temporary differences and tax loss and interest carryforwards

	Deferred tax assets on
			Interest
	Temporary	Tax	carry
In € thousand	differences	losses	forward	Total
Unrecognized deferred tax assets as of January 1, 2021	17,276	35,639	3,663	56,578
Addition	—	70,625	266	70,891
Deductions	(3,426)	—	—	(3,426)
Unrecognized deferred tax assets as of December 31, 2021	13,850	106,264	3,929	124,043
Addition	1,541	75,705	436	77,682
Deductions	—	—	(137)	(137)
Unrecognized deferred tax assets as of December 31, 2022	15,391	181,969	4,228	201,588